Investments - Investment at Cost (Details) - JPY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Equity Securities without Readily Determinable Fair Value [Line Items]
Carrying amount		¥ 500	¥ 14,044
Impairment loss on investments		10,544
Proceeds from Sale of Long-term Investments		¥ 53,000
Matrix Industries, Inc.
Equity Securities without Readily Determinable Fair Value [Line Items]
Carrying amount			¥ 5,544
Ownership percentage		0.09%	14.30%
Impairment loss on investments		¥ 5,544
Kabushiki Kaisha ReRaKu WEST
Equity Securities without Readily Determinable Fair Value [Line Items]
Carrying amount			¥ 3,000
Ownership percentage			16.60%
Proceeds from Sale of Long-term Investments	¥ 3,000
Other
Equity Securities without Readily Determinable Fair Value [Line Items]
Carrying amount		500	¥ 5,500
Impairment loss on investments		¥ 5,000